INCOME TAXES (Schedule of Income Before Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Domestic income	$ 52,158	$ 13,937	$ 32,077
Foreign income (loss)	(315)	10,492	4,124
Income before taxes on income	$ 51,843	$ 24,429	$ 36,201